Loans from Related Party - Schedule of Change During the Year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Change During the Year [Abstract]
Beginning of year	$ 974	$ 941	$ 1,102
Payment			(200)
Interest expenses	37	33	39
End of year	$ 1,011	$ 974	$ 941